iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
.
Security Shares Value
a
Common Stocks
Health Care Facilities  —  13 .2%
Acadia Healthcare Co., Inc.
(a)
.................. 278,102 $ 22,893,357
Brookdale Senior Living, Inc.
(a) (b)
................ 570,070 1,556,291
Cano Health, Inc. , Class A
(a) (b)
................. 559,765 766,878
Community Health Systems, Inc.
(b)
.............. 382,318 1,651,614
Encompass Health Corp. .................... 305,035 18,244,143
Ensign Group, Inc. (The) ..................... 169,604 16,046,234
HCA Healthcare, Inc. ....................... 286,745 68,807,330
National HealthCare Corp. .................... 41,203 2,451,579
Pennant Group, Inc. (The)
(a)
................... 86,037 944,686
Select Medical Holdings Corp.
(b)
................ 318,354 7,904,730
Surgery Partners, Inc.
(a) (b)
.................... 190,919 5,319,003
Tenet Healthcare Corp.
(a)
..................... 330,511 16,125,632
U.S. Physical Therapy, Inc. ................... 39,676 3,214,946
Universal Health Services, Inc. , Class B
(b)
......... 196,116 27,630,783
193,557,206
a
Health Care Services  —  38 .2%
1Life Healthcare, Inc.
(a) (b)
..................... 513,107 8,574,018
23andme Holding Co. , Class A
(a)
................ 875,024 1,890,052
Accolade, Inc.
(a) (b)
.......................... 190,996 1,487,859
Addus HomeCare Corp.
(a) (b)
................... 49,308 4,905,653
Agiliti, Inc.
(a) (b)
............................ 101,724 1,659,118
agilon health, Inc.
(a) (b)
....................... 604,303 9,753,450
Amedisys, Inc.
(a) (b)
......................... 99,327 8,297,778
Apollo Medical Holdings, Inc.
(a) (b)
................ 121,639 3,599,298
Castle Biosciences, Inc.
(a)
.................... 75,594 1,779,483
Chemed Corp.
(b)
.......................... 45,457 23,202,617
Cigna Corp. ............................. 205,535 68,101,967
CorVel Corp.
(a) (b)
........................... 28,029 4,073,455
CVS Health Corp. ......................... 2,159,013 201,198,422
DaVita, Inc.
(a) (b)
........................... 168,009 12,545,232
DocGo, Inc.
(a)
............................ 251,035 1,774,817
Fulgent Genetics, Inc.
(a)
..................... 60,190 1,792,458
Guardant Health, Inc.
(a) (b)
..................... 313,127 8,517,054
Hims & Hers Health, Inc. , Class A
(a) (b)
............ 371,111 2,378,822
Invitae Corp.
(a) (b)
........................... 696,762 1,295,977
Laboratory Corp. of America Holdings
(b)
........... 270,836 63,776,461
LHC Group, Inc.
(a)
......................... 94,849 15,336,135
LifeStance Health Group, Inc.
(a) (b)
............... 286,843 1,417,004
ModivCare, Inc.
(a)
.......................... 38,830 3,484,216
Oak Street Health, Inc.
(a) (b)
.................... 356,524 7,668,831
OPKO Health, Inc.
(a) (b)
....................... 1,249,726 1,562,158
Option Care Health, Inc.
(a) (b)
................... 472,632 14,221,497
Pediatrix Medical Group, Inc.
(a) (b)
................ 251,002 3,729,890
Premier, Inc. , Class A ....................... 363,037 12,699,034
Privia Health Group, Inc.
(a) (b)
................... 154,087 3,499,316
Quest Diagnostics, Inc. ...................... 348,132 54,461,770
R1 RCM, Inc.
(a)
........................... 420,804 4,607,804
RadNet, Inc.
(a) (b)
........................... 148,787 2,801,659
Signify Health, Inc. , Class A
(a) (b)
................ 212,915 6,102,144
562,195,449
a
Security Shares Value
a
Health Care Technology  —  3 .2%
American Well Corp. , Class A
(a) (b)
............... 739,916 $ 2,093,962
Certara, Inc.
(a) (b)
........................... 322,503 5,182,623
Definitive Healthcare Corp. , Class A
(a) (b)
........... 115,444 1,268,730
Doximity, Inc. , Class A
(a) (b)
.................... 347,028 11,646,260
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 228,805 1,066,231
Health Catalyst, Inc.
(a)
....................... 167,081 1,776,071
HealthStream, Inc.
(a)
........................ 73,706 1,830,857
Multiplan Corp. , Class A
(a) (b)
................... 721,645 829,892
Phreesia, Inc.
(a) (b)
.......................... 160,743 5,201,644
Schrodinger, Inc.
(a)
......................... 162,906 3,044,713
Sharecare, Inc.
(a) (b)
......................... 970,937 1,553,499
Teladoc Health, Inc.
(a) (b)
...................... 494,982 11,706,324
47,200,806
a
Life Sciences Tools & Services  —  0 .2%
NeoGenomics, Inc.
(a)
....................... 386,764 3,573,700
a
Managed Health Care  —  45 .1%
Alignment Healthcare, Inc.
(a)
.................. 251,440 2,956,934
Centene Corp.
(a)
.......................... 781,649 64,103,035
Clover Health Investments Corp. , Class A
(a) (b)
....... 994,894 924,754
Elevance Health, Inc. ....................... 227,521 116,711,447
HealthEquity, Inc.
(a)
......................... 258,397 15,927,591
Humana, Inc. ............................ 124,327 63,679,046
Molina Healthcare, Inc.
(a) (b)
.................... 178,518 58,950,214
Progyny, Inc.
(a) (b)
.......................... 230,055 7,166,213
UnitedHealth Group, Inc. ..................... 628,810 333,382,486
663,801,720
a
Total Long-Term  Investments — 99.9%
(Cost: $ 1,521,306,475 ) ............................... 1,470,328,881
a
Short-Term Securities
Money Market Funds  —  5 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.53%
(c) (d) (e)
............................ 77,310,486 77,333,679
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................. 1,812,788 1,812,788
a
Total Short-Term Securities — 5.4%
(Cost: $ 79,111,227 ) ................................. 79,146,467
Total Investments — 105.3%
(Cost: $ 1,600,417,702 ) ............................... 1,549,475,348
Liabilities in Excess of Other Assets — ( 5 .3 ) % ............... (77,600,993)
Net Assets — 100.0% ................................. $ 1,471,874,355
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Healthcare Providers ETF
2
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 49,212,785  $ 28,083,905
(a)
$ —  $ 11,422  $ 25,567  $ 77,333,679  77,310,486  $ 125,176
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,470,000  342,788
(a)
—  —  —  1,812,788  1,812,788  37,502  2
$ 11,422  $ 25,567
$ 79,146,467
$ 162,678  $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ............................................................ 9 03/17/23 $ 1,244 $ 3,871

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,470,328,881  $ —  $ —  $ 1,470,328,881
Short-Term Securities
Money Market Funds ...................................... 79,146,467  —  —  79,146,467
$ 1,549,475,348  $ —  $ —  $ 1,549,475,348
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,871  $ —  $ —  $ 3,871
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.